Warrant and Share based payment reserve	6 Months Ended
Jun. 30, 2019
Warrants And Share Based Reserves [Abstract]
Warrant and Share based payment reserve

11.           Warrant and Share based payment reserve

The share-based payment reserve records items are recognized as stock-based compensation expense and other share-based payments until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If the options expire unexercised, the amount remains in the share-based payment reserve account.